Reinsurance (Tables)	12 Months Ended
Dec. 31, 2011
Reinsurance
Effects of reinsurance on property-liability insurance premiums written and earned and life and annuity premiums and contract charges

($ in millions)	2011	2010	2009
Property-liability insurance premiums written
Direct	$27,066	$26,984	$26,980
Assumed	22	29	41
Ceded	(1,108)	(1,106)	(1,050)

Property-liability insurance premiums written, net of reinsurance	$25,980	$25,907	$25,971

Property-liability insurance premiums earned
Direct	$27,016	$27,015	$27,200
Assumed	24	34	50
Ceded	(1,098)	(1,092)	(1,056)

Property-liability insurance premiums earned, net of reinsurance	$25,942	$25,957	$26,194

Life and annuity premiums and contract charges
Direct	$2,953	$2,935	$2,757
Assumed	35	37	39
Ceded	(750)	(804)	(838)

Life and annuity premiums and contract charges, net of reinsurance	$2,238	$2,168	$1,958

Summary of retention limits by period of policy issuance

Period	Retention limits
April 2011 through current	Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
Joint life: $8 million per life, and $10 million for contracts that meet specific criteria
July 2007 through March 2011	$5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
September 1998 through June 2007	$2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met
August 1998 and prior	Up to $1 million per life

Summary of reinsurance recoverables on paid and unpaid benefits

($ in millions)	2011	2010
Annuities	$1,827	$1,785
Life insurance	1,600	1,569
Long-term care insurance	1,063	957
Other	87	89

Total Allstate Financial	$4,577	$4,400